Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 30, 2025		Mar. 31, 2024		Dec. 29, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 82,740	[1]	$ 10,040	[1]	$ 108,742		$ 87,616
Cost of revenues		42,599	[1]	7,757	[1]	69,240		69,828
Gross profit		40,141		2,283		39,502		17,788
Operating expenses:
Sales commissions		7,684	[1]	3,116	[1]	24,590		31,127
Sales and marketing		6,825		1,618		6,827		6,920
General and administrative		24,590		5,093		76,594		32,099
Total operating expenses		39,099		9,827		108,011		70,146
Income (loss) from operations		1,042		(7,544)		(68,509)		(52,358)
Interest expense		(7,494)	[2]	(3,568)	[2]	(16,223)	[3]	(14,033)	[3]
Interest income		3		6		19		36
Other income, net		14,576	[4]	1,519	[4]	7,932	[5]	(29,862)	[5]
Gain on troubled debt restructuring	[6]					22,337
Total Other income (expense), net		7,085		(2,043)		14,065		(43,859)
Income (loss) before income taxes		8,127		(9,587)		(54,444)		(96,217)
Income tax provision				(1)				20
Net income (loss)						(54,444)		(96,197)
Loss from discontinued operations, net of taxes						(2,007)		(25,853)
Impairment loss from discontinued operations								(147,505)
Net loss from discontinued operations, net of taxes						(2,007)		(173,358)
Net income (loss)		8,127		(9,588)		$ (56,451)		$ (269,555)
Net loss from continuing operations per share attributable to common stockholders, basic (in Dollars per share)						$ (0.82)		$ (3.89)
Foreign currency translation adjustment				(45)				$ 116
Net loss from discontinued operations per share attributable to common stockholders, basic (in Dollars per share)						$ (0.03)		$ (1.05)
Comprehensive income (loss) (net of tax)		8,127		(9,633)		$ (56,451)		$ (269,439)
Net loss from continuing operations per share attributable to common stockholders, diluted (in Dollars per share)						$ (1.19)		$ (3.89)
Net loss from discontinued operations per share attributable to common stockholders, diluted (in Dollars per share)						(0.03)		(1.05)
Other Comprehensive income (loss)
Net loss from continuing operations per share attributable to common stockholders, basic (in Dollars per share)						$ (0.82)		$ (3.89)
Foreign currency translation adjustment				(45)				$ 116
Net loss from discontinued operations per share attributable to common stockholders, basic (in Dollars per share)						$ (0.03)		$ (1.05)
Comprehensive income (loss) (net of tax)		$ 8,127		$ (9,633)		$ (56,451)		$ (269,439)
Net loss from continuing operations per share attributable to common stockholders, diluted (in Dollars per share)						$ (1.19)		$ (3.89)
Net loss from discontinued operations per share attributable to common stockholders, diluted (in Dollars per share)						(0.03)		(1.05)
Net income (loss) per share attributable to common stockholders,
Basic (in Dollars per share)		$ 0.1		$ (0.2)		(0.85)		(4.94)
Diluted (in Dollars per share)		$ 0		$ (0.2)		$ (1.22)		$ (4.94)
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders’
Basic (in Shares)		80,110,127		49,077,330		66,655,837		24,723,370
Diluted (in Shares)		162,367,934		49,077,330		75,793,548		24,723,370

[1]	Includes revenue, cost of revenues and commission expense attributable to related parties of $0.6 million, $0.2 million and $0.4 million in the thirteen weeks ended March 30, 2025. There were no related party amounts included the thirteen weeks ended March 31, 2024. Refer to Note 18 - Related Parties for details.
[2]	Includes related party interest expense and amortization of debt issuance costs of $2.0 million and $2.7 million in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[3]	Includes interest expense to related parties of $7.6 million and $0.4 million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[4]	Includes a gain of $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 30, 2025. Refer to Note 10 - Borrowings and Derivative Liabilities for details. Includes income of $0.1 million and expense of $4.7 million due to related parties for the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively. Includes $0.1 million and zero of income due to related parties in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[5]	Other income (expense), net in the fiscal year ended December 29, 2024 includes the following related party transactions; (i) $0.7 million of expense in connection with the conversion of SAFE Agreements into shares of common stock and the change in the fair value of SAFE Agreements (defined in the notes to the consolidated financial statements), (ii) $3.0 million of expense in connection with the loss on issuance of a derivative liability and $0.3 million of income due to the change in the value of derivative liabilities, and (iii) income of $0.1 million of expense in connection with the change in the fair value of forward purchase agreements.Other income (expense), net in the fiscal year ended December 31, 2023, includes the following related party transaction; $0.7 million of expense for bonus shares issued in connection with the Mergers; $0.4 million of forward purchase agreements entered into and $9.1 million of change in the fair value of the forward purchase agreements; and $30.7 million of expense for shares issued in connection with the forward purchase agreements.
[6]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.